31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	R$ 4,058
Derivative hedge instrument, liability		R$ (18,764)
Derivative hedge instrument	3,295	R$ (2,779)
Swaps [member] | Base scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	6,996
Derivative hedge instrument, liability	(5,607)
Derivative hedge instrument option / call spread	1,560
Derivative hedge instrument	2,949
Swaps [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	6,616
Derivative hedge instrument, liability	(5,519)
Derivative hedge instrument option / call spread	1,708
Derivative hedge instrument	2,805
Swaps [member] | Probable scenario exchange rate depreciation and interest rate increase 25% [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	5,866
Derivative hedge instrument, liability	(5,595)
Derivative hedge instrument option / call spread	1,019
Derivative hedge instrument	1,290
Swaps [member] | Remote scenario exchange rate depreciation and interest rate increase 50% [mmeber]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	5,147
Derivative hedge instrument, liability	(5,668)
Derivative hedge instrument option / call spread	338
Derivative hedge instrument	R$ (183)